RESTRUCTURING (Details) (CAD) In Millions, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Balance, beginning of period	0.4
Expensed in period	0
Disbursements	(0.6)
Balance, end of period	0.9
Classification:
Restructuring Reserve	0.9
Predecessor [Member]
Balance, beginning of period	0.4	1.3	3.3
Expensed in period		5.3	5.9	25.3	17.9	30.1
Disbursements		(6.2)	(7.9)
Balance, end of period		0.4	1.3	3.3
Classification:
Restructuring Reserve		0.4	1.3	3.3
Accounts Payable and Accrued Liabilities [Member]
Balance, end of period	0.3
Classification:
Restructuring Reserve	0.3
Accounts Payable and Accrued Liabilities [Member] | Predecessor [Member]
Balance, end of period		0.4	1.2
Classification:
Restructuring Reserve		0.4	1.2
Assets Held-For-Sale [Member]
Balance, end of period	0.6
Classification:
Restructuring Reserve	0.6
Other Long term Obligations [Member]
Balance, end of period	0
Classification:
Restructuring Reserve	0
Other Long term Obligations [Member] | Predecessor [Member]
Balance, end of period		0	0.1
Classification:
Restructuring Reserve		0	0.1